Bank Loans (Details) - Schedule of long-term loans - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan		$ 1,105,438	$ 750,955
Less – current maturities		(360,669)	(149,261)
Total		744,769	601,694
Bank Mizrachi [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	[1]	367,753	434,422
Bank Mizrachi One [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	[2]	68,212	95,189
Bank Leumi [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	[3]	79,789	93,313
Bank Mizrachi Two [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	[4]	106,053	108,865
Bank Mizrachi Three [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	[5]	483,631
Bank Leumi One [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	[6]		$ 19,166

[1]	During the year ended December 31, 2018, the Company received a long term loan from Bank Mizrachi in the amount of NIS 1.85 million ($0.49 million), which loan carries an annual interest of 5.35%, matures in December 2025 and shall be due and payable in 84 equal monthly payments.
[2]	During the year ended December 31, 2019, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.4 million ($0.12 million), which loan carries an annual interest of 5.80%, matures in December 2023 and shall be due and payable in 48 equal monthly payments.
[3]	During the year ended December 31, 2020, the Company received a long term loan from Bank Leumi in the amount of NIS 0.3 million ($0.08 million), which carries an annual interest of 3.1%, matures on April 2025 and shall be due and payable in 48 equal monthly payments.
[4]	During the year ended December 31, 2020, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.35 million ($0.1 million), which carries an annual interest of 3.1%, matures on October 2025 and shall be due and payable in 60 equal monthly payments.
[5]	During the year ended December 31, 2021, the Company received loans from Bank Mizrachi in the total amount of NIS 1.5 million (approximately $0.46 million), which carry an annual interest of 5.2%-5.8%%, matures till January 2023.
[6]	During the year ended December 31, 2016, the Company received a long term loan from Bank Leumi in the amount of NIS 0.5 million ($0.13 million), which loan carries an annual interest of 5.25%, matures in June 2021 and shall be due and payable in 60 equal monthly payments.